Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023

Shares		Value (US$)
	COMMON STOCKS - 98.8%
	COMMUNICATION SERVICES - 6.4%
	Entertainment - 5.0%
62,209	Endeavor Group Holdings, Inc. - Class A *	$1,488,040
8,899	Playtika Holding Corp. *	103,229
181,271	ROBLOX Corp. - Class A *	7,305,221
		8,896,490
	Interactive Media & Services - 1.4%
38,799	Bumble, Inc. - Class A *	651,047
126,890	Kanzhun Ltd. - ADR *	1,909,695
		2,560,742
		11,457,232
	CONSUMER DISCRETIONARY - 32.1%
	Automobile Components - 0.7%
33,793	Mobileye Global, Inc. - Class A *(a)	1,298,327

	Automobiles - 6.6%
205,751	Li Auto, Inc. - ADR *	7,221,860
200,156	Rivian Automotive, Inc. - Class A *(a)	3,334,599
84,439	XPeng, Inc. - ADR *	1,133,172
		11,689,631
	Broadline Retail - 5.4%
432,638	Coupang, Inc. *	7,527,901
36,238	Global-e Online Ltd. *	1,483,584
34,096	MINISO Group Holding Ltd. - ADR	579,291
13,440	Ozon Holdings PLC - ADR *±	134
		9,590,910
	Diversified Consumer Services - 0.9%
11,212	Duolingo, Inc. *	1,602,643

	Hotels, Restaurants & Leisure - 16.0%
145,982	Airbnb, Inc. - Class A *	18,709,053
119,148	DoorDash, Inc. - Class A *	9,105,290
13,131	Dutch Bros, Inc. - Class A *(a)	373,577
26,337	Sportradar Holding AG - Class A *(a)	339,748
		28,527,668
	Specialty Retail - 1.0%
28,695	Academy Sports & Outdoors, Inc.	1,550,965
31,488	Petco Health & Wellness Co., Inc. *	280,243
		1,831,208
	Textiles, Apparel & Luxury Goods - 1.5%
81,842	On Holding AG - Class A *	2,700,786
		57,241,173
	CONSUMER STAPLES - 3.2%
	Consumer Staples Distribution & Retail - 2.0%
164,329	Albertsons Cos., Inc. - Class A	3,585,659

	Personal Care Products - 1.2%
78,513	Kenvue, Inc. *	2,074,313
		5,659,972
	FINANCIALS - 12.0%
	Banks - 4.1%
910,815	NU Holdings Ltd. - Class A *	7,186,330

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023 (Continued)

Shares		Value (US$)
	Capital Markets - 4.5%
65,764	Coinbase Global, Inc. - Class A *	$4,705,414
261,753	Robinhood Markets, Inc. - Class A *	2,612,295
25,196	TPG, Inc.	737,235
		8,054,944
	Consumer Finance - 0.2%
265,127	Lufax Holding Ltd. - ADR	379,132

	Financial Services - 2.3%
84,278	Affirm Holdings, Inc. *	1,291,982
58,160	Corebridge Financial, Inc.	1,027,106
40,115	Dlocal Ltd. *(a)	489,603
11,437	Enact Holdings, Inc.	287,412
191,107	Marqeta, Inc. - Class A *	930,691
		4,026,794
	Insurance - 0.9%
36,541	Ryan Specialty Holdings, Inc. *	1,640,325
		21,287,525
	HEALTH CARE - 3.1%
	Health Care Equipment & Supplies - 0.2%
13,644	Bausch & Lomb Corp. *	273,835

	Health Care Providers & Services - 1.4%
108,811	agilon health, Inc. *(a)	1,886,783
26,318	Privia Health Group, Inc. *	687,163
		2,573,946
	Health Care Technology - 0.8%
42,142	Doximity, Inc. - Class A *	1,433,671

	Life Sciences Tools & Services - 0.7%
42,438	Maravai LifeSciences Holdings, Inc. - Class A *	527,504
38,137	Sotera Health Co. *	718,501
		1,246,005
		5,527,457
	INDUSTRIALS - 4.6%
	Commercial Services & Supplies - 0.4%
24,011	Driven Brands Holdings, Inc. *	649,738

	Electrical Equipment - 1.4%
15,248	Fluence Energy, Inc. *(a)	406,207
12,008	NEXTracker, Inc. - Class A *	478,038
66,991	Shoals Technologies Group, Inc. - Class A *	1,712,290
		2,596,535
	Ground Transportation - 1.5%
263,923	Full Truck Alliance Co. Ltd. - ADR *	1,641,601
52,859	Hertz Global Holdings, Inc. *	972,077
		2,613,678
	Professional Services - 0.7%
107,195	Dun & Bradstreet Holdings, Inc.	1,240,246

	Trading Companies & Distributors - 0.6%
33,336	Core & Main, Inc. - Class A *	1,044,750
		8,144,947

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023 (Continued)

Shares		Value (US$)
	INFORMATION TECHNOLOGY - 35.0%
	IT Services - 10.8%
24,345	DigitalOcean Holdings, Inc. *(a)	$977,208
99,113	Snowflake, Inc. - Class A *	17,441,906
17,356	Squarespace, Inc. - Class A *	547,408
35,689	Thoughtworks Holding, Inc. *(a)	269,452
		19,235,974
	Semiconductors & Semiconductor Equipment - 1.8%
25,877	Allegro MicroSystems, Inc. *	1,168,088
30,909	GLOBALFOUNDRIES, Inc. *(a)	1,996,103
		3,164,191
	Software - 22.7%
89,784	AppLovin Corp. - Class A *	2,310,142
30,937	Asana, Inc. - Class A *	681,851
75,818	Bentley Systems, Inc. - Class B	4,111,610
13,414	Braze, Inc. - Class A *	587,399
32,471	Clear Secure, Inc. - Class A	752,353
72,969	Confluent, Inc. - Class A *	2,576,535
44,292	DoubleVerify Holdings, Inc. *	1,723,845
63,203	Freshworks, Inc. - Class A *	1,111,109
18,915	Gitlab, Inc. - Class A *	966,746
36,507	HashiCorp, Inc. - Class A *	955,753
16,556	Informatica, Inc. - Class A *	306,286
7,461	Instructure Holdings, Inc. *	187,719
9,627	Monday.com Ltd. *	1,648,335
727,367	Palantir Technologies, Inc. - Class A *	11,150,536
21,727	PowerSchool Holdings, Inc. - Class A *	415,855
30,929	Procore Technologies, Inc. *	2,012,550
21,324	Paycor HCM, Inc. *	504,739
72,888	SentinelOne, Inc. - Class A *	1,100,609
145,673	UiPath, Inc. - Class A *	2,413,802
113,410	Unity Software, Inc. *	4,924,262
		40,442,036
		62,842,201
	REAL ESTATE - 2.1%
	Real Estate Management & Development - 2.1%
248,727	KE Holdings, Inc. - ADR *	3,693,596

	TOTAL COMMON STOCKS
	(Cost - $233,817,120)	175,854,103

	SHORT-TERM INVESTMENTS - 2.6%
4,712,645	State Street Navigator Securities Lending Government Money Market Portfolio (b)	4,712,645

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $4,712,645)	4,712,645

	TOTAL INVESTMENTS - 101.4% (Cost - $238,529,765) (c)	$180,566,748
	LIABILITIES LESS OTHER ASSETS - (1.4)%	(2,511,644)
	NET ASSETS - 100.0%	$178,055,104

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023 (Continued)

*	Non-income producing security.

±	Investments categorized as a significant unobservable input. At June 30, 2023, the aggregate value of these securities amounted to $134 or less than 0.01% of Net Assets

(a)	Securities (or a portion of the security) on loan. As of June 30, 2023, the market value of securities loaned was $7,987,710. The loaned securities were secured with cash collateral of $4,712,645 and non-cash collateral with a value of $3,247,912. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $238,529,765. At June 30, 2023, net depreciation for all securities was $57,963,017. This consists of aggregate gross unrealized appreciation of $6,245,948 and aggregate gross unrealized depreciation of $64,208,965.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023

Shares		Value (US$)
	COMMON STOCKS - 99.0%
	BELGIUM - 2.2%
6,470	Azelis Group NV	$147,414

	BRITAIN - 10.9%
21,179	Allfunds Group PLC	129,188
35,005	Dr Martens PLC	54,370
39,947	Oxford Nanopore Technologies PLC *	108,162
9,211	Pepco Group NV *	83,412
44,448	Wise PLC - Class A *	370,982
		746,114
	CANADA - 3.4%
4,594	Definity Financial Corp.	121,894
3,859	Nuvei Corp. *	113,957
		235,851
	CHINA - 41.4%
1,745	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	19,574
53,032	Blue Moon Group Holdings Ltd. (a)	26,394
8,325	CALB Co. Ltd. *	21,163
36,427	China Resources Mixc Lifestyle Services Ltd.	180,833
6,800	China Tourism Group Duty Free Corp. Ltd. - Class H (a)	91,986
257,103	Evergrande Property Services Group Ltd. *±	18,866
7,659	Hangzhou Tigermed Consulting Co. Ltd. - Class H	43,641
21,753	Hygeia Healthcare Holdings Co. Ltd. (a)	117,704
65,060	JD Health International, Inc. *	410,569
105,034	JD Logistics, Inc. *(a)	163,797
7,246	JL Mag Rare-Earth Co. Ltd. - Class H	11,059
6,941	Joinn Laboratories China Co. Ltd. - Class H	17,450
92,390	Kuaishou Technology *	631,379
69,754	Nongfu Spring Co. Ltd. - Class H	385,000
4,100	Onewo, Inc. - Class H	13,238
43,630	Pop Mart International Group Ltd. (a)	96,993
9,000	Remegen Co. Ltd. - Class H *(a)	39,338
969,858	SenseTime Group, Inc. - Class B *	256,203
14,000	Shanghai MicroPort MedBot Group Co. Ltd. *(a)	43,415
29,000	Simcere Pharmaceutical Group Ltd. (a)	28,719
112,236	Smoore International Holdings Ltd. (a)	114,012
6,400	Tianqi Lithium Corp. - Class H (a)	44,553
4,837	Zhejiang Leapmotor Technologies Ltd. *	28,580
30,200	ZJLD Group, Inc. *	30,293
		2,834,759
	FRANCE - 0.4%
1,618	Antin Infrastructure Partners SA	26,272

	GERMANY - 10.0%
5,486	Dr Ing hc F Porsche AG - (Preference Shares)	680,944

	INDONESIA - 6.1%
1,102,700	Avia Avian Tbk PT	48,911
46,224,587	GoTo Gojek Tokopedia Tbk PT *	339,150
491,000	Trimegah Bangun Persada Tbk PT *	30,621
		418,682
	ITALY - 1.7%
6,370	Ariston Holding NV	67,285
2,223	Industrie De Nora SpA	46,647
		113,932
	JAPAN - 2.8%
1,300	Socionext, Inc. (a)	188,025

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023 (Continued)

Shares		Value (US$)
	LUXEMBOURG - 0.6%
1,292	Majorel Group Luxembourg SA	$40,321

	NETHERLANDS - 1.2%
6,436	CTP NV	83,573

	NORWAY - 2.4%
44,589	AutoStore Holdings Ltd. *(a)	97,415
25,230	Var Energi ASA	68,613
		166,028
	PHILIPPINES - 1.0%
450,469	Monde Nissin Corp.	65,368

	POLAND - 5.3%
28,553	Allegro.eu SA *	224,719
12,784	InPost SA *	138,606
		363,325
	RUSSIA - 0.0%
11,913	Fix Price Group PLC - GDR *±	119

	SPAIN - 1.7%
3,570	Corp. ACCIONA Energias Renovables SA (a)	119,283

	SWEDEN - 3.9%
10,727	Nordnet AB publ	143,519
30,901	Volvo Car AB - Class B *	122,683
		266,202
	THAILAND - 3.5%
174,188	PTT Oil & Retail Business PCL	104,154
74,940	SCG Packaging PCL	78,734
155,421	Thai Life Insurance PCL	53,919
		236,807
	UNITED STATES - 0.5%
39,527	GQG Partners, Inc.	36,468

	TOTAL COMMON STOCKS
	(Cost - $9,730,028)	6,769,487

	SHORT-TERM INVESTMENTS - 0.4%
28,413	State Street Navigator Securities Lending Government Money Market Portfolio (b)	28,413

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $28,413)	28,413

	TOTAL INVESTMENTS - 99.4% (Cost - $9,758,441) (c)	$6,797,900
	OTHER ASSETS LESS LIABILITIES - 0.6%	41,957
	NET ASSETS - 100.0%	$6,839,857

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2023 (Continued)

*	Non-income producing security.

±	Investments categorized as a significant unobservable input. At June 30, 2023, the aggregate value of these securities amounted to $18,985 or 0.28% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of June 30, 2023, the market value of securities loaned was $1,020,035. The loaned securities were secured with cash collateral of $28,413 and non-cash collateral with a value of $1,060,858. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $9,758,441. At June 30, 2023, net depreciation for all securities was $2,960,541. This consists of aggregate gross unrealized appreciation of $203,368 and aggregate gross unrealized depreciation of $3,163,909.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended June 30, 2023 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended June 30, 2023 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of June 30, 2023:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$175,853,969	$—	$134	$175,854,103
Short-Term Investments	4,712,645	—	—	4,712,645
Total Investments	$180,566,614	$—	$134	$180,566,748

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$6,750,502	$—	$18,985	$6,769,487
Short-Term Investments	28,413	—	—	28,413
Total Investments	$6,778,915	$—	$18,985	$6,797,900

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the period ended June 30, 2023 there were no transfers between levels. The Fund’s policy is to recognize transfers between levels as of the end of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Renaissance IPO ETF	Common Stocks
Balance as of September 30, 2022	$135
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of June 30, 2023	$134

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2022	$18,952
Change in Unrealized Appreciation (Depreciation)	33
Balance as of June 30, 2023	$18,985